David Lubin & Associates, PLLC
5 North Village Avenue
Rockville Centre, NY 11570
Telephone: (516) 887-8200
Facsimile: (516) 887-8250

December 9, 2010

Via EDGAR
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.W.
Washington, D.C. 20549-0406
Mail Stop 3030
Attention: Anne Nguyne-Parker, Branch Chief

Re:          Tundra Gold Corp.
Amendment No. 3 to
Registration Statement on Form S-1
Filed November 22, 2010
File No. 333-169066

Dear Ms. Nguyne-Parker:

Tundra Gold Corp. (the “Company”) herewith files with the Securities and Exchange Commission (the "Commission") Amendment No. 3 to the registration statement on Form S-1 (the "Amendment ") in response to the Commission's comments, dated December 8, 2010 (the "Comment Letter"), with reference to Amendment No. 2 to the Company’s registration statement on Form S-1 (the "Registration Statement") filed with the Commission on November 22, 2010.

In addition to the Amendment, the Company supplementally responds to all the Commission's comments as follows:

Amendment No.2 to the Registration Statement on Form S-1

Certain Relationships and Related Party Transactions, page 40

1.
We note your disclosure that the work on the Marietta property will be completed by MinQuest and its network of contractors. Please tell us who specifically at MinQuest or among MinQuest’s network of contractors will be performing the work. For instance, if Mr. Eastwood will be performing the work then it would appear that he has a material interest in your lease agreement with MinQuest within the meaning of the first sentence of Item 404(a) of Regulation S-K, in which case you would need to expand your related party transaction disclosure. Refer to comment 14 in our letter dated September 21, 2010.

Response:
We note the Commission’s comment and submit that MinQuest will do most of the senior level work itself while subcontractors will do the data scanning and field work. Mr. Eastwood, a director of the Company and an advisor to MinQuest, will not be performing any of the work to be done by MinQuest or its network of subcontractors on the Marietta property. Please refer to page 40 of Amendment No. 3.

Exhibits

2.
With respect to your disclosure that the work on the Marietta property will be completed by MinQuest and its network of contractors, please disclosed whether there is any agreement in place, and, if there is, file the agreement as a material contract. Refer to Item 601(b)(10) of Regulation S-K.

Response: We note the Commission’s comment and submit that the Company does not have any written agreement with MinQuest or any of its subcontractors.

The Company respectfully submits via EDGAR the foregoing responses to the Commission and the Amended Registration Statement. Please address any further questions or comments to the undersigned at the above-referenced telephone and fax numbers. Thank you very much.

Very truly yours,

/s/David Lubin
David Lubin

cc: Gurpartap Singh Basrai